LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Assets and Liabilities
The components of operating and finance leases are presented on the Company’s Consolidated Balance Sheets as follows (in thousands):

	Financial statement line item	December 31, 2023	December 31, 2022
Assets:
Operating lease right-of-use assets	Operating lease right-of-use assets	$7,844	$20,430
Finance lease right-of-use assets	Property, plant and equipment, net	$16,268	$31,213
Liabilities:
Operating lease liabilities, current portion	Operating lease liabilities, current portion	$77	$769
Operating lease liabilities, net of current portion	Operating lease liabilities, net of current portion	$1,512	$720
Finance lease liabilities, current portion	Finance lease liabilities, current portion	$19,771	$—
Finance lease liabilities, net of current portion	Finance lease liabilities, net of current portion	$35,745	$—
Operating and finance lease liabilities subject to compromise	Liabilities subject to compromise	$—	$84,664

Schedule of Lease Cost
The components of lease expense were as follows (in thousands):

		Year Ended December 31,
	Financial statement line item	2023	2022
Operating lease expense	General and administrative expenses	$1,024	$1,937
Short-term lease expense	General and administrative expenses	—	24
Finance lease expense:
Amortization of right-of-use assets	Cost of revenue	11,424	31,372
Interest on lease liabilities	Interest expense, net	1,787	7,080
Total finance lease expense		13,211	38,452
Total lease expense		$14,235	$40,413
Information relating to the lease term and discount rate is as follows:

	December 31, 2023	December 31, 2022
Weighted Average Remaining Lease Term (Years)
Operating leases	16.7	10.5
Finance leases	2.2	2.1
Weighted Average Discount Rate
Operating leases	11.7%	6.5%
Finance leases	12.9%	12.4%

Schedule of Supplemental Cash Flow Information
The following table summarizes the Company’s supplemental cash flow information (in thousands):

	Year Ended December 31,
	2023	2022
Lease Payments
Operating lease payments	$956	$726
Finance lease payments	$4,459	$36,740
Supplemental Noncash Information
Operating lease right-of-use assets obtained in exchange for lease obligations(1)	$—	$14,195
Finance lease right-of-use assets obtained in exchange for lease obligations	$—	$10,557
(Decrease) increase in finance lease right-of-use assets as a result of lease modification	$(11,644)	$693
Decrease in finance lease liability as a result of lease modification	$(11,644)	$—
Decrease in right-of-use assets due to lease termination	$(13,144)	$—
Decrease in lease liability due to lease termination	$(13,517)	$—
__________________
(1)Includes operating lease right-of-use assets of $6.7 million that were recorded upon adoption of Topic 842 on January 1, 2022. Refer to Note 2 — Summary of Significant Accounting Policies for additional information.
Schedule of Operating Lease Liability, Maturity
The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at December 31, 2023, and thereafter (in thousands):

	Operating Leases	Finance Leases
2024	$262	$62,859
2025	262	1,862
2026	262	3
2027	195	—
2028	181	—
Thereafter	2,054	—
Total lease payments	3,216	64,724
Less: imputed interest	1,627	9,208
Less: Liabilities subject to compromise	—	—
Total	$1,589	$55,516

Schedule of Finance Lease Liability, Maturity
The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at December 31, 2023, and thereafter (in thousands):

	Operating Leases	Finance Leases
2024	$262	$62,859
2025	262	1,862
2026	262	3
2027	195	—
2028	181	—
Thereafter	2,054	—
Total lease payments	3,216	64,724
Less: imputed interest	1,627	9,208
Less: Liabilities subject to compromise	—	—
Total	$1,589	$55,516